Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates		€ 580,000,000	€ 196,000,000
Uniform grading period		10 years
Description of voluntary changes		For the years 2018 through 2020, Aegon kept its long-term equity market return assumption for the estimated gross profits on variable life and variable annuity products in the Americas at 8%. The long term credit spread assumption, net of assumed defaults and expenses, on our most common corporate bonds is 114bps. The 90-day Treasury yield was 0.15%, 1.55% and 2.37% at December 31, 2020, 2019 and 2018 respectively. During 2020 the 90-day Treasury yield was assumed to have a uniform grading over 10 years to 1.5%, which was a change from the assumption during 2018 and 2019 of grading over 10 years to 2.5%. On a quarterly basis, the estimated gross profits are updated for the difference between the estimated market return and the actual market return.
Percentage of decrease in expected long-term equity growth rate		1.00%
Decrease in net income due to increase of mortality assumption		€ 124,000,000	204,000,000
Percentage of increase in the lapse rate assumption		20.00%
Increase in net income due to increase in lapse rate assumptions		€ 89,000,000	126,000,000
Other income /(charges) expense due to model and assumption updates		(580,000,000)	196,000,000
Loss incurred on account of insurance claims		42,006,000,000	56,856,000,000	€ 10,614,000,000
Impairment of intangible assets other than goodwill		9,000,000
Impact of net income due to measurement assumption		0
Additional liability, Incurred But Not Reported	€ 772,000,000	881,000,000	772,000,000
Americas Expenses [Member]
Disclosure of changes in accounting estimates [line items]
Other income /(charges) expense due to model and assumption updates	€ 75,000,000	805,000,000
Impact of net income due to measurement assumption		460,000,000
Impact Of Net Income Due To Non Economical Changes Assumption		345,000,000
Covid Nineteen [member]
Disclosure of changes in accounting estimates [line items]
Additional liability, Incurred But Not Reported		34,000,000
Covid Nineteen [member] | Customer-related intangible assets [member]
Disclosure of changes in accounting estimates [line items]
Impairment of intangible assets other than goodwill		€ 14,000,000
Interest rate, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test		1.00%
Percentage decrease in inputs of liability adequacy test		1.00%
Bottom of range [member] | Covid Nineteen [member]
Disclosure of changes in accounting estimates [line items]
Moratorium period granted to policyholders		3 months
Top of range [member] | Covid Nineteen [member]
Disclosure of changes in accounting estimates [line items]
Moratorium period granted to policyholders		6 months
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions		€ 11,000,000	€ 13,000,000
Grading over 15 years [member] | Long term care products [member] | Bottom of range [member] | Americas Expenses [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in mortality resulting in gross present value reserve increase		1.50%
Grading over 15 years [member] | Long term care products [member] | Top of range [member] | Americas Expenses [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in mortality resulting in gross present value reserve increase		0.75%
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	1.55%	0.15%	1.55%	2.37%
90-day treasury yield [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.50%	1.50%	2.50%	2.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Percentage of long-term equity market return assumption		8.00%
Other income /(charges) expense due to model and assumption updates		€ (805,000,000)	€ (64,000,000)
United States [member]
Disclosure of changes in accounting estimates [line items]
Decrease in DPAC and VOBA balances and reserve		108,000,000	111,000,000
DPAC and VOBA balance	€ 2,700,000,000	€ 2,400,000,000	2,700,000,000
Percentage of increase in mortality assumption		10.00%
United States [member] | Covid Nineteen [member] | Life insurance general account [member]
Disclosure of changes in accounting estimates [line items]
Loss incurred on account of insurance claims		€ 110,000,000
United States [member] | Long term care products [member]
Disclosure of changes in accounting estimates [line items]
Increase in incidence rates resulting in increase of gross present value, percentage		5.00%
Increase in gross present value reserve after increase in incidence rate		€ 186,000,000	178,000,000
Decrease in incidence rates resulting in decrease of gross present value, percentage		5.00%
Decrease in gross present value decrease after decrease in incidence rate		€ 193,000,000	178,000,000
Increase in gross present value reserve after removing the morbidity improvement		278,000,000	535,000,000
Increase in gross present value reserve related to loss recognition block after removing the morbidity improvement		€ 173,000,000	445,000,000
Percentage of decrease in mortality resulting in gross present value reserve increase		10.00%
Increase in gross present value reserve after decrease in mortality		€ 105,000,000	89,000,000
Decrease in gross present value reserve after increase in mortality		€ 113,000,000	89,000,000
Percentage of increase in mortality resulting in gross present value reserve decrease		10.00%
Decrease in gross present value reserve after removing mortality improvement		€ 99,000,000	89,000,000
The Netherlands [member]
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates		225,000,000
Other income /(charges) expense due to model and assumption updates	(57,000,000)		(57,000,000)
Liability Adequency Test Deficit	5,100,000,000	7,000,000,000	5,100,000,000
Loss Recognition		4,500,000,000	3,400,000,000
Net Deficits	€ 1,700,000,000	2,500,000,000	1,700,000,000
Increase of deficit in liability adequacy test		1,000,000,000	200,000,000
Insurance contracts liabilities		800,000,000
The Netherlands [member] | Interest rate, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Increase of deficit in liability adequacy test		3,900,000,000	3,500,000,000
Decrease of deficit in liability adequacy test		5,200,000,000	4,700,000,000
Decrease of deficit in liability adequacy test due to lower interest rate		€ 1,500,000,000	1,300,000,000
The Netherlands [member] | Credit spread, measurement input [member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test		0.50%
Increase of deficit in liability adequacy test		€ 200,000,000	200,000,000
Decrease of deficit in liability adequacy test		€ 300,000,000	200,000,000
Percentage decrease in inputs of liability adequacy test		0.50%
Decrease of deficit in liability adequacy test due to credit spread movements		€ 300,000,000	800,000,000
The Netherlands [member] | Mortgage Measurement Input [Member]
Disclosure of changes in accounting estimates [line items]
Percentage increase in inputs of liability adequacy test		0.50%
Increase of deficit in liability adequacy test		€ 600,000,000	600,000,000
Decrease of deficit in liability adequacy test		€ 600,000,000	€ 600,000,000
Percentage decrease in inputs of liability adequacy test		0.50%
The Netherlands [member] | Liquidity premium [member]
Disclosure of changes in accounting estimates [line items]
Increase of deficit in liability adequacy test		€ 200,000,000
Decrease of deficit in liability adequacy test		€ 200,000,000
Increase of Liquidity Premium Rate		0.05%
Decrease of Liquidity Premium Rate		0.05%